UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. GOVERNMENT AGENCIES — 32.2%
Federal Home Loan Bank — 3.3%
1.69% due 02/26/2021	$480,000	$471,370
2.14% due 12/05/2022	372,093	363,668
2.50% due 08/15/2019(1)	2,250,000	2,249,341
4.50% due 09/13/2019	1,490,000	1,508,460

		4,592,839

Federal Home Loan Mtg. Corp. — 6.8%
3.50% due 08/01/2030	2,512,002	2,548,281
3.50% due 12/01/2044	4,109,661	4,139,934
4.00% due 04/01/2034	1,271,041	1,305,222
Federal Home Loan Mtg. Corp. REMIC
Series 3747, Class WA 3.50% due 10/15/2030(2)	1,398,760	1,418,425

		9,411,862

Federal National Mtg. Assoc. — 2.0%
2.50% due 11/01/2027	2,759,274	2,722,286

Government National Mtg. Assoc. — 20.1%
3.50% due 03/15/2042	267,234	270,410
3.50% due 06/15/2042	1,431,793	1,448,858
3.50% due 07/15/2042	398,188	401,558
3.50% due 02/20/2045	785,174	791,695
4.00% due 03/15/2039	150,364	154,170
4.00% due 06/15/2039	372,230	381,652
4.00% due 12/15/2039	211,225	216,571
4.00% due 08/15/2040	151,984	156,728
4.00% due 11/15/2040	317,010	326,899
4.00% due 09/15/2041	860,067	885,392
4.00% due 10/15/2041	111,737	114,752
4.00% due 11/15/2041	516,446	531,470
4.00% due 12/15/2041	400,860	411,074
4.00% due 01/15/2042	1,220,979	1,254,456
4.00% due 02/15/2042	334,849	345,175
4.00% due 03/15/2042	142,654	146,610
4.50% due 09/15/2033	234,426	244,730
4.50% due 04/15/2039	53,296	55,669
4.50% due 05/15/2039	100,187	104,645
4.50% due 06/15/2039	1,055,698	1,102,454
4.50% due 07/15/2039	308,048	321,199
4.50% due 09/15/2039	145,066	151,537
4.50% due 11/15/2039	91,852	95,877
4.50% due 12/15/2039	278,681	291,004
4.50% due 02/15/2040	721,395	753,637
4.50% due 03/15/2040	307,720	320,678
4.50% due 04/15/2040	133,452	139,412
4.50% due 07/15/2040	368,592	385,077
4.50% due 03/15/2041	1,014,893	1,059,988
4.50% due 04/15/2041	175,404	181,751
4.50% due 06/15/2041	117,774	121,953
4.50% due 08/15/2041	138,646	143,566
4.50% due 04/20/2044	572,217	600,095
5.00% due 08/15/2033	298,291	315,994
5.00% due 10/15/2033	508,731	532,645
5.00% due 05/15/2035	77,167	80,204
5.00% due 08/15/2035	281,499	298,325
5.00% due 05/15/2036	66,612	70,585
5.00% due 09/15/2036	107,856	114,295
5.00% due 01/15/2037	153,354	162,417
5.00% due 03/15/2037	40,608	43,037
5.00% due 04/15/2037	271,172	284,552
5.00% due 04/15/2038	350,180	369,794
5.00% due 05/15/2038	174,264	184,736
5.00% due 08/15/2038	484,573	513,740
5.00% due 02/15/2039	76,562	81,010
5.00% due 03/15/2039	109,890	116,506
5.00% due 04/15/2039	77,977	82,672
5.00% due 07/20/2039	778,278	829,540

5.00% due 08/15/2039	220,805	233,949
5.00% due 09/20/2039	2,550,432	2,708,426
5.00% due 10/15/2039	497,896	525,408
5.00% due 11/15/2039	409,167	433,615
5.00% due 12/15/2039	381,283	403,939
5.00% due 04/15/2040	350,856	367,071
5.00% due 05/15/2040	772,594	813,685
5.00% due 07/20/2045	325,043	343,292
5.50% due 06/15/2033	468,507	505,999
5.50% due 07/15/2033	87,317	94,456
5.50% due 10/15/2033	125,298	135,523
5.50% due 01/15/2034	367,696	395,550
5.50% due 02/15/2034	234,954	250,778
5.50% due 04/20/2035	374,962	400,476
5.50% due 09/15/2035	347,355	380,433
5.50% due 10/15/2035	159,407	172,511
5.50% due 02/15/2038	120,445	130,014
5.50% due 04/15/2038	70,177	74,521
5.50% due 09/15/2039	53,799	57,250
5.50% due 03/15/2040	233	251
6.00% due 04/15/2028	114,268	124,374
6.00% due 08/15/2033	198,668	216,017
6.00% due 12/15/2033	59,861	64,222
6.00% due 09/20/2038	799,374	862,067
6.50% due 10/15/2031	42,298	45,552

		27,730,173

Total U.S. Government Agencies (cost $45,549,294)		44,457,160

U.S. GOVERNMENT TREASURIES — 64.2%
United States Treasury Bonds — 13.3%
2.00% due 11/15/2026	2,700,000	2,577,340
2.50% due 02/15/2045	1,000,000	906,250
4.25% due 11/15/2040	8,000,000	9,667,500
4.75% due 02/15/2041	4,000,000	5,168,906

		18,319,996

United States Treasury Notes — 50.9%
1.38% due 12/15/2019	3,000,000	2,964,258
1.38% due 04/30/2020	2,500,000	2,461,523
1.38% due 05/31/2021	21,000,000	20,460,235
1.39% due 04/15/2019	2,500,000	2,489,014
1.50% due 06/15/2020	3,000,000	2,956,405
1.50% due 02/28/2023	2,000,000	1,921,484
1.63% due 08/31/2019	2,000,000	1,986,797
1.88% due 03/31/2022	2,500,000	2,453,125
2.00% due 01/31/2020	3,000,000	2,980,430
2.00% due 09/30/2020	3,000,000	2,973,398
2.00% due 08/31/2021	2,000,000	1,975,156
2.00% due 02/15/2025	5,000,000	4,836,523
2.00% due 08/15/2025	3,000,000	2,892,188
2.13% due 08/31/2020	2,500,000	2,483,398
2.13% due 03/31/2024	2,000,000	1,960,547
2.25% due 02/29/2020	2,000,000	1,991,953
2.25% due 11/15/2027	2,000,000	1,931,953
2.38% due 12/31/2020	2,000,000	1,995,547
2.63% due 02/28/2023	3,000,000	3,015,234
2.75% due 11/15/2023	2,500,000	2,527,344
3.13% due 05/15/2019	1,000,000	1,002,227

		70,258,739

Total U.S. Government Treasuries (cost $85,316,653)		88,578,735

Total Long-Term Investment Securities (cost $130,865,947)		133,035,895

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $4,274,119 and collateralized by $4,800,000 of United States Treasury Bonds, bearing interest at 2.50%, due 02/15/2046 and having an approximate value of $4,359,869 (cost $4,274,000)	4,274,000	4,274,000

TOTAL INVESTMENTS (cost $135,139,947)	99.5%	137,309,895
Other assets less liabilities	0.5	664,545

NET ASSETS	100.0%	$137,974,440

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2018.

(2)	Collateralized Mortgage Obligation

REMIC — Real Estate Investment Trust

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$44,457,160	$—	$44,457,160
U.S. Government Treasuries	—	88,578,735	—	88,578,735
Repurchase Agreements	—	4,274,000	—	4,274,000

Total Investments at Value	$—	$137,309,895	$—	$137,309,895

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2018 (unaudited)

Security Description	Principal Amount(16)	Value (Note 1)
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$100,000	$100,262
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	168,339
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,049
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	204,000	204,576
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(1)	1,000,000	1,063,463
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	200,000	201,370
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	346,224	346,339
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	99,194
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	101,023
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	132,000	130,456
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	115,722
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	100,913
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	81,000	79,909
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	102,000	101,817
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	719,280	709,643
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	321,000	323,457
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	181,077
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	185,907	181,531
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	98,138
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	125,893
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	100,000	98,603

Total Asset Backed Securities (cost $4,600,717)		4,630,774

U.S. CORPORATE BONDS & NOTES — 29.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	61,000	60,968

Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	92,000	92,063

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 4.40% due 06/15/2028	133,000	132,398
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	57,000	56,987
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	439,000	394,003
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR 100,000	113,157
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	122,000	119,723
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	60,000	59,535
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	73,000	72,321

		948,124

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	24,546	24,688

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	391,000	392,584

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	78,000	75,048
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	150,000	150,511
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	203,000	194,123
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	110,000	110,184

		529,866

Auto-Heavy Duty Trucks — 0.3%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	361,000	346,560
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	440,000	411,400

		757,960

Banks-Commercial — 0.6%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	80,000	79,793
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	358,000	365,152
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	375,000	376,929
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	212,000	211,987
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037(5)	218,000	275,157
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	230,000	220,719
SunTrust Bank Senior Notes 3.50% due 08/02/2022	108,000	107,677

		1,637,414

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	233,000	219,586

Batteries/Battery Systems — 0.3%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	425,000	389,937
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	331,000	322,725

		712,662

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	66,000	65,772
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	178,000	177,176

		242,948

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	75,000	70,916
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	57,000	52,862
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	90,000	83,465
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	58,000	51,983

		259,226

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	73,000	72,079
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	129,000	126,357
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	695,000	623,763

		822,199

Building & Construction Products-Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	142,000	106,934
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	550,000	527,505

		634,439

Building & Construction-Misc. — 0.3%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	419,000	398,050
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	456,000	426,360

		824,410

Building-Heavy Construction — 0.4%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	430,000	436,987
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	690,000	641,700

		1,078,687

Building-Residential/Commercial — 0.2%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	107,000	91,485
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	456,000	410,400

		501,885

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	485,000	486,213
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	203,000	186,760
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	300,000	287,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	150,000	149,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	14,000	13,034
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	43,000	40,266
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	48,000	49,269
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	110,000	110,264
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	33,000	30,548
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	111,000	112,085
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,320,000	1,227,600
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	465,000	387,113

		3,080,027

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*		435,000	411,075

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		2,337,000	2,398,346
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		213,000	209,006

			2,607,352

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*		73,000	74,275
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028		113,000	116,661
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048		102,000	105,972

			296,908

Chemicals-Fibers — 0.2%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*		525,000	463,313

Chemicals-Specialty — 0.3%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		600,000	552,000
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		107,000	135,806

			687,806

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		620,000	587,450

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		18,000	15,323

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		103,000	99,370

Commercial Services-Finance — 0.2%
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*		137,000	132,205
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*		580,000	529,975

			662,180

Computer Services — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		707,000	644,254
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		333,000	326,618

			970,872

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*		425,000	331,500

Computers — 0.4%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	185,000	214,814
Apple, Inc. Senior Notes 2.85% due 05/06/2021		88,000	88,108
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		760,000	763,436
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		66,000	71,732
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		32,000	30,854

			1,168,944

Computers-Integrated Systems — 0.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		738,000	442,800
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		395,000	373,769

			816,569

Consumer Products-Misc. — 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		475,000	425,125

Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		374,000	398,310
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		426,000	404,700

			803,010

Containers-Paper/Plastic — 0.1%
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*		475,000	408,500

Cosmetics & Toiletries — 0.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		625,000	537,500
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		548,000	490,460
Procter & Gamble Co. Senior Notes 1.20% due 10/30/2028	EUR	175,000	201,223
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	130,000	153,332

			1,382,515

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028		69,000	68,862

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		482,000	433,800

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		475,000	435,813

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	325,000	369,064
Bank of America Corp. Senior Notes 3.55% due 03/05/2024		72,000	71,129
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		88,000	87,790
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		273,000	262,398
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		106,000	102,579
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		301,000	290,109
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046(5)		30,000	27,734
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		50,000	54,864
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	250,000	277,292
Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	100,000	110,437
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	150,000	176,478

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		130,000	114,401
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		98,000	93,847
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(5)		118,000	133,256
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		171,000	168,589
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	140,000	164,003
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		606,000	617,918

			3,121,888

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.13% due 05/17/2037	EUR	100,000	89,264

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*		181,000	182,227

Electric-Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		124,000	125,491

Electric-Integrated — 0.7%
Ameren Illinois Co. 1st Mtg. Bonds 4.50% due 03/15/2049		89,000	94,107
Consumers Energy Co. 1st Mtg. Notes 4.35% due 04/15/2049		63,000	65,430
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		187,000	200,285
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.95% due 11/15/2028		90,000	92,333
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		72,000	71,028
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		90,000	88,011
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		321,000	405,599
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		109,000	106,524
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027		100,000	81,605
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028		128,000	129,564
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048		88,000	86,543
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042		62,000	61,118
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		228,000	234,413
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048		83,000	78,580
Southern Co. Senior Notes 4.40% due 07/01/2046		80,000	73,557
Tucson Electric Power Co. Senior Bonds 4.85% due 12/01/2048		56,000	58,247

			1,926,944

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024		10,000	10,082
Trimble, Inc. Senior Notes 4.90% due 06/15/2028		206,000	202,833

			212,915

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	666,000	647,750

Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	31,000	29,240

Energy-Alternate Sources — 0.2%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	630,000	607,950

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	603,000	598,477
Oracle Corp. Senior Notes 2.95% due 11/15/2024	177,000	172,378

		770,855

Finance-Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	638,000	555,060
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	300,000	243,750
SLM Corp. Senior Notes 5.63% due 08/01/2033	836,000	551,760
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	650,000	581,750
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	183,000	163,327

		2,095,647

Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	400,000	399,440
American Express Co. Senior Notes 4.20% due 11/06/2025	54,000	55,047
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	64,000	58,620

		513,107

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	103,000	88,324
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	565,000	529,687

		618,075

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	650,000	607,750

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	121,000	117,281
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	73,000	71,036

		188,317

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	68,000	64,988

Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	103,000	103,326
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	53,000	48,812

General Mills, Inc. Senior Notes 4.70% due 04/17/2048		121,000	110,738
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		174,000	174,727
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*		152,000	152,680

			590,283

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025		793,000	693,875

Gambling (Non-Hotel) — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*		465,000	415,012
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)		478,062	8,892

			423,904

Gas-Distribution — 0.0%
Nisource Finance Corp. Senior Notes 5.65% due 02/01/2045		53,000	57,701

Hotels/Motels — 0.3%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024		355,000	338,138
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		501,000	459,667

			797,805

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		60,000	57,640

Insurance-Life/Health — 0.0%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*		29,000	25,724
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		85,000	63,295

			89,019

Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		77,000	86,995

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		75,000	74,365
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		470,000	444,150
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	260,000	293,054

			811,569

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	403,948

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		322,000	324,818

Investment Companies — 0.2%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		437,000	415,150

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		68,000	66,050
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		49,000	49,129
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		85,000	85,466
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		429,000	399,506

			600,151

Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	108,000	107,884

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	180,000	177,887
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	52,000	52,544

		230,431

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	182,000	180,187

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	359,000	346,435

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	152,000	151,222

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	187,000	178,972
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	770,000	754,600

		933,572

Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.50% due 08/15/2046	78,000	64,400

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	71,000	69,247
Celgene Corp. Senior Notes 4.55% due 02/20/2048	68,000	58,928

		128,175

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	47,000	43,851
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	64,000	64,244
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021	53,000	53,316

		161,411

Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 3.25% due 10/01/2022	60,000	58,663

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	302,000	292,730
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	108,313
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	64,000	65,877

		466,920

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	800,000	780,000

Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	56,000	57,360

Metal Processors & Fabrication — 0.2%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	300,000	265,500
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	196,000	184,240

		449,740

Metal-Iron — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	625,000	562,500

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*		444,000	407,370
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		33,000	29,610
Warner Media LLC Company Guar. Notes 1.95% due 09/15/2023	EUR	160,000	190,446

			627,426

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		80,000	78,940

Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028		118,000	119,042

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		99,000	106,920
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026		425,000	395,250
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*		450,000	321,750
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		81,000	79,718
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*		550,000	401,500
Hess Corp. Senior Notes 5.60% due 02/15/2041		118,000	103,832
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		702,000	621,270
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*		371,000	351,523
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		52,000	58,281
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026		375,000	367,500
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026		625,000	518,750
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023		386,000	69,480
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026		450,000	425,250
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025(5)		565,000	533,925

			4,354,949

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022		48,000	47,584
Chevron Corp. Senior Notes 3.19% due 06/24/2023		104,000	103,837

			151,421

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021		335,000	294,800

Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027		95,000	91,200
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025		86,000	80,840

			172,040

Oil-Field Services — 0.6%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026		300,000	291,000
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*		605,000	429,550
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*		240,000	228,000
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022		390,000	237,900
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026*		375,000	360,000

			1,546,450

Paper & Related Products — 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		204,000	206,827
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		110,000	111,047
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		96,000	99,473

			417,347

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		67,000	66,274

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		94,000	90,076
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*		59,953	58,706
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*		48,655	51,152
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		77,830	83,824
Halfmoon Parent, Inc. Company Guar. Notes 4.80% due 08/15/2038*		87,000	85,444
Halfmoon Parent, Inc. Company Guar. Notes 4.90% due 12/15/2048*		85,000	83,164

			452,366

Pipelines — 1.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047		132,000	118,837
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		640,000	675,200
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		75,000	70,996
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035		55,000	49,235
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		17,000	13,282
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049		77,000	74,802
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		532,000	492,100
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		448,000	439,040
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024		94,000	93,860
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		95,000	105,958
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	275,000	319,674
MPLX LP Senior Notes 4.00% due 03/15/2028		96,000	89,976
MPLX LP Senior Notes 4.13% due 03/01/2027		42,000	39,989
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		140,000	136,150
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		706,000	665,405
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		467,000	443,650
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045		40,000	35,405

Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		76,000	73,497
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023		251,000	244,853
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		104,000	104,523

			4,286,432

Platinum — 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		200,000	184,128

Poultry — 0.2%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		685,000	621,638

Publishing-Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*		490,000	382,200

Quarrying — 0.2%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*		675,000	496,125

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		233,000	217,855

Real Estate Investment Trusts — 1.7%
American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	130,000	148,891
Boston Properties LP Senior Notes 4.50% due 12/01/2028		125,000	127,806
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		426,000	410,025
EPR Properties Company Guar. Notes 4.95% due 04/15/2028		28,000	27,706
ERP Operating LP Senior Notes 4.15% due 12/01/2028		56,000	57,063
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		710,000	660,300
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023		350,000	315,000
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024		310,000	273,575
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		340,000	336,263
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*		435,000	379,538
iStar, Inc. Senior Notes 5.25% due 09/15/2022		427,000	399,202
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045		55,000	48,680
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		506,000	462,674
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		550,000	509,723
Simon Property Group LP Senior Notes 4.13% due 12/01/2021		106,000	108,509
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025		310,000	279,000
UDR, Inc. Company Guar. Notes 3.50% due 01/15/2028		34,000	32,201
UDR, Inc. Company Guar. Notes 4.40% due 01/26/2029		90,000	90,774
Welltower, Inc. Senior Notes 3.95% due 09/01/2023		61,000	61,152

			4,728,082

Real Estate Management/Services — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		700,000	654,500
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*		405,000	398,796
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		690,000	600,300

			1,653,596

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*		450,000	439,875

Rental Auto/Equipment — 0.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*		440,000	352,000
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		575,000	485,875
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026		425,000	418,625

			1,256,500

Retail-Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		413,000	398,545

Retail-Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024		107,000	98,992
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*		450,000	414,000

			512,992

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048		122,000	125,952

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	110,000	139,946

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*		466,000	424,060

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024		205,000	198,100

Retail-Office Supplies — 0.2%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*		651,000	587,332

Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		470,000	452,375

Retail-Restaurants — 0.2%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		389,000	373,440
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048		98,000	93,226

			466,666

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(7)		100,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		481,000	440,716

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		434,000	474,532
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		167,000	167,152

			641,684

Security Services — 0.2%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023		600,000	549,000

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025		126,000	121,229

Steel-Producers — 0.3%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*		505,000	468,387
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		475,000	434,625

			903,012

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*		283,000	280,878

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	265,000	289,323
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		383,000	343,858
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		95,000	88,577
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023		960,000	925,200
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031		646,000	345,610
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024		675,000	347,625
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	100,000	114,844
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		90,000	86,741
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		209,000	217,708

			2,759,486

Television — 0.5%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		497,000	514,395
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024		75,000	72,883
Gray Escrow, Inc. Senior Notes 7.00% due 05/15/2027*		285,000	277,353
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		307,000	283,054
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		111,000	103,485

			1,251,170

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024		128,000	130,078

Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		123,000	120,292

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		45,000	43,945
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118		117,000	114,803
Union Pacific Corp. Senior Notes 4.50% due 09/10/2048		63,000	62,121

			220,869

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		195,000	191,027

Total U.S. Corporate Bonds & Notes (cost $87,489,584)			81,193,084

FOREIGN CORPORATE BONDS & NOTES — 16.1%
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		480,000	457,200
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		410,000	402,825

			860,025

Auto-Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		201,000	194,479
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	200,000	216,964

			411,443

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		595,000	499,800
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		329,000	325,112

			824,912

Banks-Commercial — 1.2%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		203,000	200,991
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	200,000	223,194
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		490,000	441,000
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	200,000	256,788
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	200,000	259,713
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	430,000	526,544
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	192,535
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		255,000	233,753
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023		250,000	249,271
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023		70,000	70,281
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	175,000	191,438
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020		105,000	105,073
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		480,000	449,854

			3,400,435

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 2.00% due 07/25/2029	EUR	100,000	106,090
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		250,000	221,245

			327,335

Building-Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		456,000	408,120

Cable/Satellite TV — 0.7%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		675,000	615,938
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		213,000	200,753
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		965,000	721,337
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		260,000	238,550
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		244,000	228,169

			2,004,747

Cellular Telecom — 0.3%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		467,000	428,472
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		200,000	197,604
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	202,520
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025		39,000	38,528

			867,124

Chemicals-Diversified — 0.7%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		209,000	193,170
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		495,000	445,500
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		470,000	426,510
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	300,000	357,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		465,000	406,410

			1,828,903

Chemicals-Specialty — 0.2%
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*		459,000	424,575

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		780,000	691,776

Containers-Paper/Plastic — 0.2%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*		425,000	419,687

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		260,000	240,500

Diversified Banking Institutions — 1.0%
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		200,000	196,995
Lloyds Banking Group PLC Sub. Notes 1.75% due 09/07/2028	EUR	200,000	212,647
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.76% due 07/26/2023		160,000	160,738
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		295,000	294,375
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	175,000	191,307
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	285,000	332,811

Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		200,000	196,246
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	300,000	363,572
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		210,000	204,799
UniCredit SpA Sub. Notes 4.38% due 01/03/2027	EUR	200,000	229,021
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		298,000	261,574
Woori Bank Sub. Notes 5.13% due 08/06/2028		200,000	202,867

			2,846,952

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020		260,000	250,914

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	200,000	265,395

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	245,000	296,000

Electric-Distribution — 0.5%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		1,100,000	1,080,970
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	203,756

			1,284,726

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	200,000	221,982

Electric-Integrated — 0.5%
Capex SA Senior Notes 6.88% due 05/15/2024		450,000	373,500
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	235,000	273,402
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		225,000	198,483
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	200,000	232,023
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	300,000	342,556

			1,419,964

Finance-Commercial — 0.1%
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		200,000	184,098

Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023		39,000	38,357

Food-Meat Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		632,000	622,520

Gambling (Non-Hotel) — 0.2%
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*		590,000	582,802

Gas-Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		340,000	327,675

Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027		95,000	82,056

Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		86,000	78,119

Insurance-Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045(5)		111,000	114,779

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		34,000	34,227

Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*		500,000	469,781

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		150,000	136,435
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		77,000	77,377

			213,812

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028		76,000	74,462

Medical-Drugs — 0.5%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		800,000	740,000
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	100,000	111,281
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	250,000	301,604
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		118,000	111,548
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*		205,000	207,245

			1,471,678

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		331,000	274,730
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		257,000	226,160

			500,890

Metal-Diversified — 0.2%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	50,000	68,245
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	180,000	197,520
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		470,000	389,624

			655,389

Non-Ferrous Metals — 0.5%
Codelco, Inc. Senior Notes 3.00% due 07/17/2022		200,000	194,568
Codelco, Inc. Senior Notes 4.50% due 09/16/2025		1,100,000	1,113,947

			1,308,515

Oil & Gas Drilling — 0.6%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024		422,000	319,665
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		269,000	229,323
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		600,000	513,000
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		525,000	529,462

			1,591,450

Oil Companies-Exploration & Production — 0.8%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		41,000	48,484
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		480,000	409,895

MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		637,000	646,555
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		510,000	311,646
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020		750,000	740,784

			2,157,364

Oil Companies-Integrated — 1.7%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	300,000	381,081
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		90,000	81,974
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	303,342
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		235,000	221,255
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		500,000	486,750
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		36,000	33,570
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,400,000	1,222,200
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,573,000	1,300,698
Petronas Capital, Ltd. Company Guar. Notes 7.88% due 05/22/2022		450,000	511,497
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034		48,000	53,427
YPF SA Senior Notes 6.95% due 07/21/2027		225,000	183,375

			4,779,169

Oil-Field Services — 0.2%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		651,000	533,820

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		67,000	65,325
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	370,560
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027		480,000	481,800

			917,685

Printing-Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*		690,000	662,400

Retail-Major Department Stores — 0.2%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		460,000	419,175

Satellite Telecom — 0.7%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*		340,000	317,900
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,010,000	878,700
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*		296,000	287,120
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		494,000	513,760

			1,997,480

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		405,000	368,550

Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		76,000	77,735

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(4)(5)(6)(7)		1,330,000	0

SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		103,000	106,036

Telephone-Integrated — 0.3%
Orange SA Senior Notes 1.38% due 03/20/2028	EUR	100,000	112,591
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		144,000	143,011
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	200,000	243,225
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		260,000	235,194

			734,021

Transport-Equipment & Leasing — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		425,000	405,875

Transport-Marine — 0.5%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	282,750
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		1,250,000	1,178,125

			1,460,875

Transport-Rail — 0.5%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		56,000	55,618
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		93,000	108,163
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		1,200,000	1,255,200

			1,418,981

Transport-Services — 0.2%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		440,000	458,656

Total Foreign Corporate Bonds & Notes (cost $49,090,743)			44,143,947

FOREIGN GOVERNMENT OBLIGATIONS — 14.1%
Banks-Special Purpose — 0.1%
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		400,000	415,797

Sovereign — 14.0%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,600,000	1,528,064
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,250,000	1,231,250
Dominican Republic Senior Bonds 7.45% due 04/30/2044		1,350,000	1,404,000
Government of Egypt Senior Notes 8.50% due 01/31/2047		450,000	405,587
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		1,000,000	793,232
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		450,000	412,537
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		400,000	366,699

Lebanese Republic Senior Notes 6.38% due 03/09/2020	375,000	360,923
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	1,080,000	1,080,389
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,100,000	1,119,085
Republic of Argentina Senior Notes 5.88% due 01/11/2028	360,000	258,750
Republic of Argentina Senior Notes 6.88% due 01/26/2027	500,000	381,250
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,752,548	1,366,987
Republic of Colombia Senior Notes 4.38% due 07/12/2021	300,000	304,500
Republic of Colombia Senior Notes 4.50% due 03/15/2029	850,000	840,225
Republic of Colombia Senior Notes 8.13% due 05/21/2024	900,000	1,048,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,500,000	1,572,174
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	700,000	637,000
Republic of Ghana Senior Notes 7.63% due 05/16/2029	620,000	555,346
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	560,000	530,348
Republic of Honduras Senior Notes 6.25% due 01/19/2027	450,000	444,420
Republic of Indonesia Senior Notes 3.70% due 01/08/2022	500,000	495,103
Republic of Indonesia Senior Notes 4.35% due 01/08/2027	1,300,000	1,285,454
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	1,600,000	1,326,080
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*	450,000	397,395
Republic of Nigeria Senior Notes 7.63% due 11/28/2047	650,000	546,512
Republic of Nigeria Senior Notes 8.75% due 01/21/2031*	550,000	534,504
Republic of Panama Senior Notes 3.75% due 03/16/2025	400,000	396,204
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	500,000	515,625
Republic of Peru Senior Notes 4.13% due 08/25/2027	500,000	516,250
Republic of Senegal Bonds 6.25% due 05/23/2033	600,000	515,820
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	740,000	611,980
Republic of South Africa Senior Notes 5.65% due 09/27/2047	1,300,000	1,155,570
Republic of South Africa Senior Notes 5.88% due 09/16/2025	400,000	404,902
Republic of South Africa Senior Notes 6.25% due 03/08/2041	700,000	678,801
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*	1,000,000	920,190
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*	265,000	244,503

Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,000,000	922,653
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	654,753
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		700,000	706,143
Republic of Turkey Senior Notes 6.88% due 03/17/2036		470,000	440,000
Republic of Turkey Senior Notes 7.00% due 06/05/2020		800,000	815,397
Russian Federation Senior Notes 4.75% due 05/27/2026		1,200,000	1,188,010
State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	785,091
State of Qatar Senior Notes 3.25% due 06/02/2026		1,200,000	1,158,845
State of Qatar Senior Notes 4.50% due 01/20/2022		600,000	617,558
State of Qatar Senior Notes 4.50% due 04/23/2028		1,200,000	1,252,500
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		800,000	691,632
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,800,000	1,485,000
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	50,000	85,280
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	180,000	320,149
United Mexican States Senior Bonds 4.75% due 03/08/2044		165,000	149,985

			38,459,155

Total Foreign Government Obligations (cost $41,609,134)			38,874,952

U.S. GOVERNMENT AGENCIES — 20.4%
Federal Home Loan Mtg. Corp. — 6.6%
2.50% due 01/01/2028		198,259	196,049
2.50% due 04/01/2028		64,694	63,973
2.50% due 03/01/2031		110,741	108,131
2.50% due 11/01/2032		786,213	767,683
3.00% due 07/01/2045		2,076,494	2,030,238
3.00% due 10/01/2045		712,126	695,682
3.00% due 11/01/2046		2,964,751	2,894,452
3.50% due 03/01/2042		300,065	302,291
3.50% due 04/01/2042		310,930	313,230
3.50% due 09/01/2043		277,492	279,522
3.50% due 07/01/2045		2,786,667	2,796,123
3.50% due 11/01/2047		1,523,870	1,523,613
3.50% due 03/01/2048		3,761,591	3,767,956
4.00% due 01/01/2046		319,616	327,695
4.50% due 02/01/2020		675	687
4.50% due 08/01/2020		3,647	3,714
4.50% due 03/01/2039		1,318,885	1,376,251
4.50% due 12/01/2039		5,938	6,201
5.00% due 02/01/2034		18,687	19,844
5.00% due 05/01/2034		27,306	29,105
5.00% due 11/01/2043		188,468	200,120
5.50% due 05/01/2037		44,696	48,170
6.00% due 03/01/2040		33,951	37,088
6.50% due 02/01/2035		6,512	7,069
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037		10,107	10,392
4.22% (12 ML+1.89%) due 11/01/2037		82,040	86,431

Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.34% (6.80%-1 ML) due 09/15/2039(2)(8)(9)	349,580	39,816
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	256,233	255,074
Series 1103, Class N 11.57% due 06/15/2021(2)(8)	168	9

		18,186,609

Federal National Mtg. Assoc. — 12.9%
2.50% due 12/01/2026	446,863	441,153
2.50% due 08/01/2031	1,798,773	1,757,368
2.50% due 02/01/2032	716,597	700,102
3.00% due 10/01/2027	192,216	192,050
3.00% due 03/01/2030	2,034,847	2,036,203
3.00% due 10/01/2030	177,563	177,245
3.00% due 12/01/2042	119,431	117,502
3.00% due 08/01/2046	3,954,164	3,861,330
3.00% due 01/01/2047	394,431	384,681
3.00% due 04/01/2047	1,943,256	1,895,199
3.50% due 08/01/2026	75,041	75,958
3.50% due 08/01/2027	53,511	54,165
3.50% due 10/01/2028	30,058	30,530
3.50% due 03/01/2033	1,749,995	1,771,381
3.50% due 02/01/2043	115,596	116,677
3.50% due 10/01/2045	253,100	253,965
3.50% due 11/01/2045	208,378	208,875
3.50% due 03/01/2046	2,441,592	2,445,176
3.50% due 07/01/2046	145,231	145,705
3.50% due 12/01/2047	4,401,096	4,408,502
3.50% due 04/01/2048	1,410,696	1,412,538
4.00% due 11/01/2025	112,943	115,715
4.00% due 10/01/2043	291,582	299,368
4.00% due 02/01/2045	1,554,041	1,597,600
4.00% due 05/01/2047	601,996	613,885
4.00% due 07/01/2047	2,946,445	3,004,565
4.00% due 08/01/2047	2,805,419	2,860,612
4.00% due 06/01/2048	964,326	986,706
4.50% due 06/01/2019	1,455	1,482
4.50% due 11/01/2022	16,203	16,589
4.50% due 06/01/2023	11,602	11,912
4.50% due 08/01/2045	1,640,566	1,728,173
4.50% due 06/01/2048	340,491	352,829
5.00% due 06/01/2019	1,724	1,755
5.00% due 01/01/2023	6,318	6,459
5.00% due 03/01/2034	16,973	18,020
5.00% due 05/01/2035	9,725	10,323
5.00% due 05/01/2040	72,398	76,852
5.00% due 07/01/2040	72,391	76,844
5.50% due 06/01/2038	22,039	23,660
6.00% due 02/01/2032	4,532	4,866
6.00% due 05/01/2034	1,418	1,546
6.00% due 10/01/2034	18,216	19,555
7.50% due 01/01/2030	1,050	1,063
8.00% due 11/01/2028	2,656	2,876
Federal National Mtg. Assoc. FRS 4.03% (12 ML+1.57%) due 05/01/2037	16,365	17,055
4.04% (6 ML+1.54%) due 09/01/2035	55,722	57,576
4.05% (12 ML+1.66%) due 07/01/2039	52,704	54,931
4.18% (12 ML+1.76%) due 05/01/2040	66,868	69,798
4.21% (1 Yr USTYCR+2.21%) due 10/01/2035	59,914	63,075
4.28% (1 Yr USTYCR+2.26%) due 11/01/2036	31,839	33,599
4.49% (12 ML+1.91%) due 08/01/2035	50,258	52,875

4.57% (12 ML+1.82%) due 10/01/2040	17,655	18,412
4.67% (12 ML+1.83%) due 10/01/2040	38,680	40,409
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	218,884	217,291
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	376,344	369,890
Series 1989-2, Class D 8.80% due 01/25/2019(2)	4	4

		35,314,475

Government National Mtg. Assoc. — 0.9%
4.50% due 10/20/2045	1,436,768	1,506,574
4.50% due 04/20/2047	920,246	957,088

		2,463,662

Total U.S. Government Agencies (cost $56,672,141)		55,964,746

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.0%
3.13% due 05/15/2048	500	509

United States Treasury Notes — 1.9%
1.00% due 06/30/2019	2,000,000	1,985,000
1.63% due 07/31/2019	1,000,000	994,649
1.63% due 08/31/2019	1,000,000	993,398
2.88% due 10/31/2020	1,000,000	1,006,250
2.88% due 11/30/2023	175,000	178,049

		5,157,346

Total U.S. Government Treasuries (cost $5,154,132)		5,157,855

LOANS(13)(14)(15) — 5.3%
Auto-Heavy Duty Trucks — 0.0%
Navistar Financial Corp. FRS BTL-B 6.31% (1 ML+3.75%) due 07/30/2025	90,357	86,065

Broadcast Services/Program — 0.1%
Univision Communications, Inc. FRS BTL-C5 5.27% (1 ML+2.75%) due 03/15/2024	352,105	317,071

Building & Construction Products-Misc. — 0.1%
Forterra Finance LLC FRS BTL-B 5.52% (1 ML+3.00%) due 10/25/2023	381,101	339,561

Building & Construction-Misc. — 0.1%
Verra Mobility Corp. FRS 1st Lien 6.27% (1 ML+3.75%) due 02/28/2025	179,819	174,425

Building Products-Air & Heating — 0.1%
API Heat Transfer Thermasys Corp. FRS BTL 8.80(3ML+6.00%) due 12/31/2023	160,580	160,580

Building Products-Doors & Windows — 0.1%
CHI Doors Holding Corp. FRS 1st Lien 5.77% (1 ML+3.25%) due 07/29/2022	151,892	146,766

Building-Maintenance & Services — 0.1%
Allied Universal Holdco LLC FRS 6.77% (1 ML+4.25%) due 07/28/2022	165,000	157,266

Cable/Satellite TV — 0.3%
Altice France SA FRS BTL-B13 6.46% (1 ML+4.00%) due 08/14/2026	175,000	164,063
Cogeco Communications USA II LP FRS 1st Lien 4.90% (1 ML+2.38%) due 01/03/2025	84,575	80,205
CSC Holdings LLC FRS BTL-B 4.96% (1 ML+2.50%) due 01/25/2026	153,225	146,202
Ziggo Secured Finance FRS BTL-E 4.96% (1 ML+2.50%) due 04/15/2025	355,000	333,922

		724,392

Casino Services — 0.0%
Stars Group Holdings BV FRS BTL 6.30% (3 ML+3.50%) due 07/10/2025	62,085	60,034

Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 5.56% (1 ML+3.00%) due 02/02/2024	137,852	133,199

Chemicals-Diversified — 0.0%
Schenectady International Group, Inc. FRS 1st Lien 7.19% (3 ML+4.75%) due 10/15/2025	48,445	46,507

Chemicals-Specialty — 0.0%
LTI Holdings, Inc. FRS 1st Lien 6.02% (1 ML+3.50%) due 09/06/2025	35,532	33,489
LTI Holdings, Inc. FRS 2nd Lien 9.27% (1 ML+6.75%) due 09/06/2026	6,322	5,806
Starfruit US HoldCo. LLC FRS BTL-B 5.60% (1 ML+3.25%) due 10/01/2025	70,499	65,916

		105,211

Commercial Services-Finance — 0.1%
Financial Risk US Holdings, Inc. FRS BTL 6.27% (1 ML+3.75%) due 10/01/2025	72,662	67,721
MoneyGram International, Inc. FRS BTL-B 5.76% (1 ML+3.25%) due 03/27/2020	351,189	286,219
Verscend Holding Corp. FRS BTL-B 7.02% (1 ML+4.50) due 08/27/2025	33,868	32,626

		386,566

Computer Services — 0.0%
Alion Science & Tech Corp. FRS BTL-B 7.02% (1 ML+4.50%) due 08/19/2021	118,930	116,849

Computer Software — 0.1%
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023	351,432	307,328
Vertafore, Inc. FRS 2nd Lien 10.05% (3 ML+7.25%) due 07/02/2026	72,934	69,697

		377,025

Computers-Integrated Systems — 0.0%
VeriFone Systems, Inc. FRS 1st Lien 6.64% (3 ML+4.00%) due 08/20/2025	82,533	79,507

Consulting Services — 0.0%
Stiphout Finance LLC FRS 1st Lien 5.52% (1 ML+3.00%) due 10/26/2022	32,638	31,496

Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS 1st Lien 7.05% (3 ML+4.25%) due 12/30/2022	86,585	82,299

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC FRS BTL 5.52% (1 ML + 3.00%) due 05/15/2022	144,632	138,003

Diversified Minerals — 0.0%
Covia Holdings Corp. FRS BTL 6.55% (3 ML+3.75%) due 06/01/2025	164,175	116,154

E-Commerce/Services — 0.2%
RentPath LLC FRS 2nd Lien 11.53% (1 ML+9.00%) due 12/17/2022	1,062,906	499,566

Electronic Components-Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 7.02% (3 ML+4.50%) due 07/09/2025	106,830	105,228

Energy-Alternate Sources — 0.0%
Natagasoline, Inc. FRS BTL-B 6.25% (3 ML+3.50%) due 11/14/2025	25,445	24,873

Enterprise Software/Service — 0.0%
Banff Merger Sub, Inc. FRS BTL-B 7.05% (3 ML+4.25%) due 10/02/2025	114,981	110,036

Finance-Commercial — 0.0%
Pi US Mergerco, Inc. FRS 1st Lien 6.02% (1 ML+3.50%) due 12/20/2024	88,979	85,476

Finance-Investment Banker/Broker — 0.1%
Advisor Group, Inc. FRS BTL 6.27% (1 ML+3.75%) due 08/15/2025	25,683	25,169
Deerfield Holdings Corp. Acquisition FRS BTL-B 5.77% (1 ML+3.25%) due 02/13/2025	119,307	112,410

		137,579

Health Care Providers & Services — 0.0%
Universal Hospital Services, Inc. FRS BTL coupon TBD due 01/04/2026	26,326	25,405

Hotels/Motels — 0.0%
Marriott Ownership Resorts, Inc. FRS BTL-B 4.77% (1 ML+2.25%) due 08/29/2025	16,356	15,886

Human Resources — 0.1%
Team Health Holdings, Inc. FRS 1st Lien 5.27% (1 ML+2.75%) due 02/06/2024	398,985	357,091

Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL coupon TBD due 10/01/2025	30,547	29,096

Insurance Brokers — 0.2%
HUB International, Ltd. FRS BTL-B 5.24% (3 ML+2.75%) due 04/25/2025	96,947	91,292
USI, Inc. FRS BTL 5.80% (3 ML+3.00%) due 05/16/2024	351,441	330,882

		422,174

Insurance-Multi-line — 0.1%
York Risk Services Holdings Corp. FRS BTL-B 6.27% (1 ML+3.75%) due 10/01/2021	351,331	326,110

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.52% (1 ML+3.00%) due 11/03/2023	141,646	135,331
Asurion LLC FRS 2nd Lien 9.02% (1 ML+6.50%) due 08/04/2025	7,101	6,888
Sedgwick Claims Management, Inc. FRS BTL coupon TBD due 11/06/2025	119,700	114,213

		256,432

Internet Financial Services — 0.2%
I-Logic Technologies Bidco, Ltd. FRS BTL 5.86% (1 ML+3.25%) due 12/21/2024	148,243	137,866
ION Trading Finance, Ltd. FRS BTL 6.52% (1 ML+4.00%) due 11/21/2024	292,172	274,641

		412,507

Leisure Products — 0.1%
Hayward Industries, Inc. FRS 1st Lien 6.02% (1 ML+3.50%) due 08/05/2024	202,122	193,531

Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 6.27% (1 ML+3.75%) due 08/01/2025	92,340	89,131

Machinery-General Industrial — 0.2%
Duravant LLC FRS 1st Lien 6.07% (3 ML+3.25%) due 07/19/2024	351,450	335,195
Shape Technologies Group, Inc. FRS BTL 5.48% (1 ML+3.00%) due 04/21/2025	94,277	91,449

		426,644

Machinery-Pumps — 0.2%
STS Operating, Inc. FRS BTL 6.77% (1 ML+4.25%) due 12/11/2024	181,818	176,363
Titan Acquisition, Ltd. FRS BTL-B 5.52% (1 ML+3.00%) due 03/28/2025	352,338	323,930

		500,293

Marine Services — 0.1%
Drew Marine Group, Inc. FRS 1st Lien 5.77% (1 ML+3.25%) due 11/19/2020	253,178	250,647

Medical Labs & Testing Services — 0.0%
Enterprise Merger Sub, Inc. FRS 1st Lien 6.27% (1 ML+3.75%) due 10/10/2025	83,362	77,643

Medical Products — 0.0%
Auris Luxembourg III SARL FRS BTL coupon TBD due 07/20/2025	19,898	19,301

Medical-Drugs — 0.2%
Akorn, Inc. FRS BTL-B 8.06% (1 ML+5.50%) due 04/16/2021	355,000	283,408
Alphabet Holding Co., Inc. FRS 1st Lien 6.02% (1 ML+3.50%) due 09/26/2024	174,118	156,561
Valeant Pharmaceuticals International FRS BTL-B 5.13% (1 ML+2.75%) due 11/27/2025	102,451	96,625

		536,594

Medical-Generic Drugs — 0.1%
Alvogen Pharma US, Inc. FRS BTL-B 7.27% (1 ML+4.75%) due 04/02/2022	194,858	189,986

Medical-HMO — 0.0%
MultiPlan, Inc. FRS BTL-B 5.55% (3 ML+2.75%) due 06/07/2023	126,530	118,875

Medical-Nursing Homes — 0.2%
Kindred Healthcare LLC FRS 1st Lien 7.56% (1 ML+5.00%) due 07/02/2025	446,314	415,072

Metal Processors & Fabrication — 0.3%
CIRCOR International, Inc. FRS 1st Lien 5.92% (1 ML+3.50%) due 12/11/2024	151,954	143,596
Crosby US Acquisition Corp. FRS 1st Lien 5.50% (1 ML+3.00%) due 11/23/2020	351,302	326,711
Doncasters Group, Ltd. FRS BTL 6.30% (3 ML+3.50%) due 04/09/2020	254,636	224,080

		694,387

Oil & Gas Drilling — 0.1%
Seadrill Operating LP FRS BTL coupon TBD due 02/21/2021	159,562	123,262

Oil Companies-Exploration & Production — 0.1%
Osum Production Corp. FRS BTL 8.30% (3 ML+5.50%) due 07/28/2020(4)	410,711	357,318

Pipelines — 0.1%
Medallion Midland Acquisition LLC FRS 1st Lien 5.77% (1 ML+3.25%) due 10/30/2024	351,450	326,849
Moda Ingleside Energy Center LLC FRS BTL-B 5.77% (1 ML+3.25%) due 09/29/2025	11,404	11,233

		338,082

Quarrying — 0.0%
US Silica Co. FRS BTL-B 6.56% (1 ML+4.00%) due 05/01/2025	77,347	66,751

Real Estate Management/Services — 0.0%
DTZ U. S. Borrower LLC FRS BTL-B 5.77% (1 ML+3.25%) due 08/21/2025	91,874	87,510

Resort/Theme Parks — 0.1%
SW Acquisitions Co., Inc. FRS BTL-B5 5.52% (1 ML+3.00%) due 03/31/2024	151,931	144,967

Retail-Hypermarkets — 0.1%
Smart & Final Stores LLC FRS 1st Lien 6.02% (1 ML+3.50%) due 11/15/2022	355,000	325,417

Retail-Major Department Stores — 0.0%
Hudson’s Bay Co. FRS BTL-B 5.76% (1 ML+3.25%) due 09/30/2022	65,003	62,999

Retail-Petroleum Products — 0.1%
EG America LLC FRS BTL 6.81% (3 ML+4.00%) due 02/07/2025	352,338	337,804

Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL-B 7.52% (1 ML+5.00%) due 09/25/2024	351,441	335,626

Retail-Vitamins & Nutrition Supplements — 0.2%
JP Intermediate II LLC FRS BTL 8.15% (3 ML+5.50%) due 11/20/2025	423,626	405,622

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024	351,450	323,334

Steel-Producers — 0.1%
Helix Acquisition Holdings, Inc. FRS BTL 6.30% (3 ML+3.50%) due 09/29/2024	174,787	168,232

Telecom Services — 0.1%
GTT Communications, Inc. FRS BTL-B 5.27% (1 ML+2.75%) due 05/31/2025	164,175	153,709
West Corp. FRS BTL-B1 6.03% (3 ML+3.50%) due 10/10/2024	166,616	150,870

		304,579

Telephone-Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 5.27% (1 ML+2.75%) due 01/31/2025	351,450	327,508

Theaters — 0.1%
Cineworld, Ltd. FRS BTL 5.02% (1 ML+2.50%) due 02/28/2025	352,338	333,311

Transport-Equipment & Leasing — 0.1%
IBC Capital, Ltd. FRS 1st Lien 6.55% (3 ML+3.75%) due 09/11/2023	178,859	171,929
IBC Capital, Ltd. FRS 2nd Lien 9.80% (3 ML+7.00%) due 09/11/2024	25,868	25,868

		197,797

Transport-Truck — 0.1%
Pods LLC FRS 1st Lien 5.18% (1 ML+2.75%) due 12/06/2024	151,947	145,109

Total Loans (cost $16,072,107)		14,483,767

COMMON STOCKS — 0.2%
Building Products-Air & Heating — 0.0%
API Heat Transfer Thermasys Corp.(4)(5)(10)	171,230	56,506
Television — 0.2%
ION Media Networks, Inc.†(4)(5)(10)	655	528,500

Total Common Stocks (cost $89,600)		585,006

PREFERRED SECURITIES — 0.1%
Building Products-Air & Heating — 0.0%
API Heat Transfer Thermasys Corp.(4)(5)(10)		36,495	3,649

Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		5,200	111,540

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp.† Series Z 8.38%		5,875	41,125

Telecom Services — 0.1%
Qwest Corp. 6.13%		6,225	112,050

Total Preferred Securities (cost $382,121)			268,364

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV 3.75% due 03/24/2021(11)	EUR	100,000	115,773

Banks-Commercial — 0.1%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(11)		$152,000	156,940

Banks-Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		201,000	174,368

Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(11)		64,000	56,800
Wells Fargo Capital X 5.95% due 12/01/2086(5)		97,000	100,153

			156,953

Diversified Banking Institutions — 0.3%
BAC Capital Trust XIII Series F 4.00% due 01/18/2019(11)		266,000	184,802
Bank of Nova Scotia 4.65% due 10/12/2022(11)		196,000	169,908
HSBC Holdings PLC 6.00% due 05/22/2027(11)		273,000	245,831
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(11)		161,000	136,431
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(11)		311,000	308,668

			1,045,640

Electric-Generation — 0.1%
Electricite de France SA 4.25% due 01/29/2020(11)	EUR	100,000	116,901
Engie SA 4.63% due 01/10/2019(11)	GBP	100,000	127,460

			244,361

Electric-Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		79,000	78,883
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(11)	EUR	100,000	110,851

			189,734

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		236,000	225,283

Food-Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	378,927

Insurance-Life/Health — 0.1%
Aviva PLC 6.13% due 07/05/2043	EUR	215,000	273,741
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		250,000	237,939
Prudential Financial, Inc. 4.50% due 09/15/2047		72,000	61,560

			573,240

Insurance-Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048		147,000	139,650

Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(11)		75,000	62,765
EnLink Midstream Partners LP 6.00% due 12/15/2022(11)		67,000	48,702
Enterprise Products Operating LLC 5.25% due 08/16/2077		49,000	40,779
TransCanada Trust 5.30% due 03/15/2077		86,000	74,229
TransCanada Trust 5.63% due 05/20/2075		72,000	64,890

			291,365

Telephone-Integrated — 0.1%
Orange SA 5.25% due 02/07/2024(11)	EUR	140,000	174,020

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 7.09% (3 ML+4.30)
due 12/15/2053		272,000	270,640

Water — 0.1%
Suez 3.00% due 06/23/2020(11)	EUR	300,000	348,212

Total Preferred Securities/Capital Securities (cost $4,783,873)			4,485,128

Total Long-Term Investment Securities (cost $265,944,152)			249,787,623

SHORT-TERM INVESTMENT SECURITIES — 5.8%
Registered Investment Companies — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27% (cost $15,984,628)(12)		15,984,628	15,984,628

TOTAL INVESTMENTS (cost $281,928,780)		96.8%	265,772,251
Other assets less liabilities		3.2	8,728,359

NET ASSETS		100.0%	$274,500,610

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $64,016,765 representing 23.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).

(5)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $1,782,637 representing 0.6% of net assets.

(6)	Company has filed for bankruptcy protection.

(7)	Security in default of interest and principal at maturity.

(8)	Interest Only

(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2018.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/16/2016	655	6	$528,500	$806.87	0.19%
API Heat Transfer Thermasys Corp.	12/31/2018	171,230	89,594	56,506	0.33	0.02%
Preferred Securities
API Heat Transfer Thermasys Corp.	12/31/2018	36,495	5,786	3,649	0.10	0.00%

				$588,655		0.21%

(11)	Perpetual maturity - maturity date reflects the next call date.

(12)	The rate shown is the 7-day yield as of December 31, 2018.

(13)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(16)	Denominated in United States dollars unless otherwise indicated.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBD — Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR — Euro Currency

GBP — British Pound

Index Legend

1 ML — 1 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	4,656,400	USD	5,400,311	01/17/2019	$59,045	$—
	EUR	5,852,000	USD	6,658,510	02/28/2019	—	(77,813)
	GBP	975,000	USD	1,278,000	01/17/2019	34,405	—
	USD	968,559	EUR	844,000	01/17/2019	—	(423)
	USD	643,048	GBP	500,500	01/17/2019	—	(4,669)

						93,450	(82,905)

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,630,774	$—	$4,630,774
U.S. Corporate Bonds & Notes:
Airlines	—	—	24,688	24,688
Finance-Investment Banker/Broker	—	618,011	64	618,075
Gambling (Non-Hotel)	—	415,012	8,892	423,904
Rubber/Plastic Products	—	—	0	0
Other Industries	—	80,126,417	—	80,126,417
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	44,143,947	—	44,143,947
Foreign Government Obligations	—	38,874,952	—	38,874,952
U.S. Government Agencies	—	55,964,746	—	55,964,746
U.S. Government Treasuries	—	5,157,855	—	5,157,855
Loans:
Oil Companies-Exploration & Production	—	—	357,318	357,318
Other Industries	—	14,126,449	—	14,126,449
Common Stocks	—	—	585,006	585,006
Preferred Securities:
Building Products-Air & Heating	—	—	3,649	3,649
Other Industries	264,715	—	—	264,715
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	22	22
Other Industries	—	4,485,106	—	4,485,106
Short-Term Investment Securities	15,984,628	—	—	15,984,628

Total Investments at Value	$16,249,343	$248,543,269	$979,639	$265,772,251

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$93,450	$—	$93,450

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$82,905	$—	$82,905

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 32.9%
Aerospace/Defense-Equipment — 0.5%
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	$745,000	$692,850
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	380,000	369,550
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	600,000	573,000

		1,635,400

Athletic Equipment — 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	737,100

Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	1,050,000	1,013,250

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,680,000	1,638,000
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(1)(2)	690,000	462,300
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	740,000	664,150

		2,764,450

Building & Construction-Misc. — 0.3%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	150,000	142,500
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025	740,000	678,950

		821,450

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	505,000	492,375

Building-Residential/Commercial — 1.7%
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027	560,000	442,400
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	720,000	619,200
Lennar Corp. Company Guar. Notes 5.25% due 06/01/2026	815,000	768,138
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	730,000	667,950
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	660,000	635,250
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,316,437
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	700,000	630,000

		5,079,375

Cable/Satellite TV — 2.3%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,255,000	1,233,037
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	768,405
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,675,000	1,672,456
CSC Holdings LLC Senior Sec. Notes 5.38% due 07/15/2023*	630,000	614,376
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	585,000	583,538
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,465,000	1,219,613
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	281,350
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	590,000	510,350

		6,883,125

Casino Hotels — 0.9%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	260,000	243,100
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	1,615,000	1,562,512
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	780,000	752,700

		2,558,312

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*	455,000	429,975

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	960,000	985,200

Chemicals-Diversified — 0.2%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*	495,000	394,763

Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*	395,000	189,600

		584,363

Chemicals-Specialty — 0.4%
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	795,000	697,612
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	630,000	589,050

		1,286,662

Commercial Services — 0.2%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	620,000	585,900

Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	484,950
Exela Intermediate LLC/Exela Finance, Inc. Senior Sec. Notes 10.00% due 07/15/2023*	980,000	935,900
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	640,000	502,400

		1,923,250

Computers-Integrated Systems — 0.1%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	250,000	236,563

Consumer Products-Misc. — 0.4%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,109,750

Containers-Metal/Glass — 0.2%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	665,000	658,350

Diagnostic Equipment — 0.8%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	1,155,000	1,134,787
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	735,000	735,000
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	525,000	472,500

		2,342,287

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	635,000	595,313

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	715,000	684,612

Diversified Manufacturing Operations — 0.3%
LSB Industries, Inc. Senior Sec. Notes 9.63% due 05/01/2023*	795,000	806,925

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(3)	1,667,835	9,173

Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	650,000	606,125
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	519,200

		1,125,325

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	665,000	643,155

Finance-Consumer Loans — 1.3%
Navient Corp. Senior Notes 6.50% due 06/15/2022	1,007,000	939,028
Navient Corp. Senior Notes 6.75% due 06/25/2025	850,000	724,625
Navient Corp. Senior Notes 7.25% due 09/25/2023	310,000	284,425
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,040,000	1,008,498
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	820,000	733,900
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	348,075

		4,038,551

Finance-Mortgage Loan/Banker — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.88% due 08/01/2021*	1,235,000	1,231,912
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	350,000	341,250

		1,573,162

Finance-Other Services — 0.3%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	885,000	818,625

Food-Misc./Diversified — 0.9%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,162,500

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	580,000	461,100
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	435,000	395,850
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	590,000	566,288

		2,585,738

Food-Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	705,000	616,875

Gambling (Non-Hotel) — 0.6%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,160,000	997,600
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	477,725
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	440,000	416,900

		1,892,225

Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	510,000	466,650

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026*	460,000	441,600

Housewares — 0.2%
American Greetings Corp. Company Guar. Notes 8.75% due 04/15/2025*	715,000	647,075

Independent Power Producers — 0.8%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	1,497,000	1,403,437
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	530,000	547,225
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	340,000	326,400

		2,277,062

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	600,000	558,000

Investment Companies — 0.1%
Compass Diversified Holdings/Compass Group Diversified Holdings LLC Senior Notes 8.00% due 05/01/2026*	350,000	346,500

Machinery-Electrical — 0.2%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(4)	795,000	731,400

Medical Information Systems — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	340,000	317,050

Medical Labs & Testing Services — 0.6%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	350,000	344,750
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(4)	735,000	701,925
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	810,000	716,850

		1,763,525

Medical Products — 0.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.13% due 06/15/2021*(3)	835,000	860,050

Medical-Drugs — 0.3%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	350,000	266,000
Valeant Pharmaceuticals International Company Guar. Notes 8.50% due 01/31/2027*	700,000	679,000

		945,000

Medical-HMO — 0.5%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	195,000	189,638
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	465,000	433,612
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(4)	360,000	328,363
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	450,000	433,125

		1,384,738

Medical-Hospitals — 1.6%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,315,000	1,282,125
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	925,000	892,625
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	360,000	359,100
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	285,000	265,763

Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	1,850,000	1,711,250
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	365,000	365,912

		4,876,775

Metal Processors & Fabrication — 0.2%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	585,000	473,850

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	535,000	405,032
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	875,000	516,250

		921,282

Oil Companies-Exploration & Production — 2.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	360,000	223,200
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	870,000	589,425
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	641,000	596,130
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	340,000	314,500
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	1,595,000	1,339,800
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	913,500
Denbury Resources, Inc. Sec. Notes 7.50% due 02/15/2024*	410,000	330,050
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	768,000	708,480
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	505,000	446,925
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	365,000	271,925
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	260,000	107,250
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	755,000	702,150
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	350,000	308,000
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	405,000	330,075
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	575,000	454,250

		7,635,660

Oil Refining & Marketing — 0.3%
Citgo Holding, Inc. Senior Sec. Notes 10.75% due 02/15/2020*	785,000	800,700

Oil-Field Services — 0.6%
Bristow Group, Inc. Senior Sec. Notes 8.75% due 03/01/2023*	570,000	407,550
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	370,000	325,600
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026*	1,150,000	1,104,000

		1,837,150

Paper & Related Products — 0.3%
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	355,000	317,725
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	675,000	634,500

		952,225

Pipelines — 1.2%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	525,000	493,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,065,000	1,059,675
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	665,000	621,775
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	436,000	453,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026*	1,000,000	972,500

		3,600,890

Private Equity — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	985,000	965,300

Publishing-Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	390,000

Publishing-Periodicals — 0.3%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026*	1,000,000	977,500

Real Estate Investment Trusts — 1.4%
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,070,000	995,100
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,170,000	1,093,833
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	507,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	330,000	326,700
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	400,000	365,750
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	280,000	287,000
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	595,000	487,900

		4,063,783

Resort/Theme Parks — 0.2%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*	565,000	583,363

Retail-Automobile — 0.2%
Sonic Automotive, Inc. Company Guar. Notes 6.13% due 03/15/2027	600,000	525,000

Retail-Convenience Store — 0.3%
Cumberland Farms, Inc. Senior Notes 6.75% due 05/01/2025*	1,025,000	1,030,125

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	695,000	286,688

Retail-Propane Distribution — 0.3%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020	570,000	407,550
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	490,000	455,700

		863,250

Retail-Restaurants — 0.3%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	895,000	843,537

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(3)(5)(6)	550,000	0

Schools — 0.5%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	900,000	902,250
Laureate Education, Inc. Company Guar. Notes 8.25% due 05/01/2025*	660,000	678,150

		1,580,400

Soap & Cleaning Preparation — 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	552,600

Specified Purpose Acquisitions — 0.2%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	790,000	707,050

Steel-Producers — 0.2%
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	625,625

Telephone-Integrated — 1.0%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	535,000	441,375
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	835,000	430,025
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	740,000	654,900
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	295,000	258,125
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	530,000	484,950
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	670,000	638,175

		2,907,550

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	220,625

Theaters — 0.4%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,104,575

Transport-Equipment & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	700,000	654,500

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	277,000	276,766

Wireless Equipment — 0.2%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	490,000	450,800

Total U.S. Corporate Bonds & Notes (cost $108,208,901)		98,963,035

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	620,000	581,250
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	636,187

		1,217,437

Building & Construction Products-Misc. — 0.2%
James Hardie International Finance DAC Company Guar. Notes 4.75% due 01/15/2025*	655,000	596,050

Cable/Satellite TV — 1.0%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	200,000	188,500
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,190,000	889,525
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,200,000	1,101,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	800,000	768,400

		2,947,425

Casino Services — 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	812,000

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	440,000	397,100
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	630,000	567,000

		964,100

Chemicals-Specialty — 0.4%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(4)	325,000	311,187
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	893,000

		1,204,187

Containers-Metal/Glass — 0.6%
ARD Securities Finance SARL Senior Sec. Notes 8.75% due 01/31/2023*(7)	580,360	490,404
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,520,000	1,403,143

		1,893,547

Cruise Lines — 0.3%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	985,000	918,513

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	715,000	672,100

Machinery-Pumps — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	455,000	389,025

Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	133,480

Medical-Drugs — 0.7%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	1,010,000	941,825
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	385,000	383,075
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	505,000	385,423
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028	330,000	319,751

		2,030,074

Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	805,000	719,670

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	465,000	309,225
Transocean, Inc. Company Guar. Notes 7.50% due 01/15/2026*	335,000	293,963
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	265,000	263,675

		866,863

Oil Companies-Exploration & Production — 0.2%
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024*	535,000	494,875

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	575,000	345,000

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	150,000	146,250

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	347,400

		493,650

Security Services — 0.3%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,115,000	1,014,650

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.26% due 01/15/2015†*(2)(3)(5)(6)	1,025,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	715,000	745,395

Transport-Marine — 0.3%
Topaz Marine SA Company Guar. Notes 9.13% due 07/26/2022*	740,000	740,858

Total Foreign Corporate Bonds & Notes (cost $22,256,509)		19,198,899

LOANS(8)(9)(10) — 57.8%
Advertising Services — 0.3%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.77% (1 ML+3.25%) due 07/23/2021	358,449	314,987
Advantage Sales & Marketing, Inc. FRS BTL-B2 5.77% (1 ML+3.25%) due 07/25/2021	675,121	593,262

		908,249

Aerospace/Defense-Equipment — 1.0%
Accudyne Industries Borrower SCA FRS BTL-B 5.52% (1 ML+3.00%) due 08/18/2024	1,723,626	1,630,980
Ducommun, Inc . FRS BTL-B 6.52%-6.80% (3 ML+4.00%) due 11/21/2025	470,854	459,083
TransDigm, Inc. FRS BTL-F 5.02% (1 ML+2.50%) due 06/09/2023	464,492	437,639
TransDigm, Inc. FRS BTL-E 5.02% (1 ML+2.50%) due 05/30/2025	406,925	383,018

		2,910,720

Appliances — 0.4%
Global Appliance, Inc. FRS BTL-B 6.53% (1 ML+4.00%) due 09/29/2024	1,386,041	1,302,879

Applications Software — 0.9%
SS&C Technologies, Inc. FRS BTL-B3 4.77% (1 ML+2.25%) due 04/16/2025	1,336,018	1,260,628
SS&C European Holdings SARL FRS BTL-B4 4.77% (1 ML+2.25%) due 04/16/2025	506,770	478,898
SS&C Technologies, Inc. FRS BTL-B5 4.77% (1 ML+2.25%) due 04/16/2025	1,117,183	1,053,294

		2,792,820

Auto-Heavy Duty Trucks — 0.5%
Deck Chassis Acquisition, Inc. FRS 2nd Lien 8.53% (3 ML+6.00%) due 06/15/2023	225,000	214,875
Navistar, Inc. FRS BTL-B 5.89% (1 ML+3.50%) due 11/06/2024	1,454,013	1,392,217

		1,607,092

Auto/Truck Parts & Equipment-Original — 1.3%
Accuride Corp. FRS BTL 8.05% (3 ML+5.25%) due 11/17/2023	1,172,574	1,096,357
DexKo Global, Inc. FRS BTL-B 6.02% (1 ML+3.50%) due 07/24/2024	1,395,927	1,343,580
Tenneco, Inc. FRS BTL-B 5.27% (1 ML+2.75%) due 10/01/2025	1,630,000	1,526,087

		3,966,024

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc. FRS BTL-B coupon TBD due 06/20/2025	530,000	511,450

Bicycle Manufacturing — 0.2%
SRAM LLC FRS 1st Lein 5.22% (3 ML+2.75%) due 03/15/2024	382,661	363,528
SRAM LLC FRS 1st Lein 5.37% (2 ML+2.75%) due 03/15/2024	400,634	380,603

		744,131

Broadcast Services/Program — 0.9%
iHeartCommunications, Inc. BTL-D-EXT 6.75% due 01/30/2019†(1)(2)	1,555,000	1,028,244
Univision Communications, Inc. FRS 1st Lein 5.27% (1 ML+2.75%) due 03/15/2024	1,848,608	1,664,672

		2,692,916

Building & Construction Products-Misc. — 1.1%
AZEK Co. LLC FRS BTL 6.63% (6 ML+3.75%) due 05/05/2024	3,474,452	3,318,102

Building Products-Cement — 1.0%
Quikrete Holdings, Inc. FRS 1st Lein 5.27% (1 ML+2.75%) due 11/15/2023	1,326,136	1,259,829
Summit Materials LLC FRS BTL 4.52% (1 ML+2.00%) due 11/21/2024	1,773,023	1,694,345

		2,954,174

Building-Heavy Construction — 0.5%
Brand Industrial Services, Inc. FRS BTL 6.73% (3 ML+4.25%) due 06/21/2024	1,234,433	1,167,157
Brand Industrial Services, Inc. FRS BTL 6.76% (3 ML+4.25%) due 06/21/2024	238,142	225,163

		1,392,320

Building-Maintenance & Services — 0.3%
Allied Universal Holdco LLC FRS 1st Lein 6.77% (1 ML+4.25%) due 07/28/2022	840,000	800,625

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(3)(5)	2,037,810	0

Cable/Satellite TV — 1.0%
Altice France SA FRS BTL-B13 6.46% (1 ML+4.00%) due 08/14/2026	650,000	609,375
CSC Holdings LLC FRS BTL 4.75% (3 ML+2.25%) due 01/15/2026	710,000	668,288
Radiate Holdco LLC FRS BTL 5.52% (1 ML+3.00%) due 02/01/2024	915,128	858,504
UPC Financing Partnership FRS BTL-AR 4.96% (1 ML+2.50%) due 01/15/2026	1,070,291	1,016,777

		3,152,944

Casino Hotels — 1.2%
Caesars Resort Collection LLC FRS BTL-B 5.27% (1 ML+2.75%) due 12/22/2024	2,024,550	1,933,445
CityCenter Holdings LLC FRS BTL-B 4.77% (1 ML+2.25%) due 04/18/2024	1,317,699	1,245,226
Golden Nugget, Inc. FRS BTL-B 5.19%-5.28% (3 ML+2.75%) due 10/04/2023	590,638	561,992

		3,740,663

Casino Services — 0.5%
CBAC Borrower LLC FRS BTL-B 6.51% (1 ML+4.00%) due 07/07/2024	701,125	683,597
Gateway Casinos & Entertainment, Ltd. FRS BTL 5.80% (3 ML+3.00%) due 12/01/2023	547,250	532,201
Stars Group Holdings BV FRS BTL 6.30% (3 ML+3.50%) due 07/10/2025	358,200	346,366

		1,562,164

Cellular Telecom — 0.1%
Digicel International Finance, Ltd. FRS BTL-B 5.96% (3 ML+3.25%) due 05/28/2024	459,189	410,974

Chemicals-Diversified — 0.2%
New Arclin US Holding Corp. FRS 1st Lein 6.02% (12 ML+3.50%) due 02/14/2024	472,866	450,405

Chemicals-Specialty — 1.6%
Alpha 3 BV/Alpha US Bidco, Inc. FRS BTL-B1 5.80% (3 ML+3.00%) due 01/31/2024	520,652	494,620
GrafTech Finance, Inc. FRS BTL 6.02% (1 ML+3.50%) due 02/12/2025	1,116,375	1,054,974
Kraton Polymers LLC FRS BTL 5.02% (1 ML+2.50%) due 03/05/2025	298,202	288,138
MacDermid, Inc. FRS BTL-B7 5.02% (1 ML+2.50%) due 06/07/2020	646,708	642,666
OMNOVA Solutions, Inc. FRS BTL-B2 5.77% (1 ML+3.25%) due 08/25/2023	1,362,152	1,321,287
Platform Specialty Products Corp. FRS BTL coupon TBD due 11/14/2025	905,000	873,325

		4,675,010

Coal — 0.2%
Lightstone Generation LLC FRS BTL-B 6.27% (1 ML+3.75%) due 01/30/2024	486,256	460,323
Lightstone Generation LLC FRS BTL-C 6.27% (1 ML+3.75%) due 01/30/2024	26,117	24,724

		485,047

Commercial Services — 0.8%
Atlantic Aviation FBO, Inc. FRS BTL 6.13% (1 ML+3.75%) due 11/29/2025	225,000	222,750
CPI Acquisition, Inc. FRS 1st Lein 7.02% (3 ML+4.50%) due 08/17/2022	2,470,685	1,548,297
ServiceMaster Co. LLC FRS BTL-C 5.02% (1 ML+2.50%) due 11/08/2023	557,165	543,932

		2,314,979

Commercial Services-Finance — 1.1%
Element Materials Tech Group FRS BTL-B 6.30% (3 ML+3.50%) due 06/28/2024	747,450	732,501
Financial & Risk US Holdings, Inc. FRS BTL 6.27% (1 ML+3.75%) due 10/01/2025	1,400,000	1,304,800
NAB Holdings LLC FRS BTL 5.80% (3 ML+3.00%) due 07/01/2024	1,043,407	991,237
Trans Union LLC FRS BTL-B4 4.52% (1 ML+2.00%) due 06/19/2025	283,575	272,350

		3,300,888

Computer Services — 0.6%
Presidio LLC FRS BTL-B 5.15% (3 ML+2.75%) due 02/02/2024	583,312	559,493
Presidio LLC FRS BTL-B 5.27% (1 ML+2.75%) due 02/02/2024	7,415	7,113
Science Applications International Corp. FRS BTL-B 4.27% (1 ML+1.75%) due 10/31/2025	415,000	395,547
Tempo Acquisition LLC FRS BTL-B 5.52% (1 ML+3.00%) due 05/01/2024	970,225	925,352

		1,887,505

Computer Software — 1.3%
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023	1,233,849	1,079,001
Vertafore, Inc. FRS 1st Lein 6.05% (3 ML+3.25%) due 07/02/2025	2,880,000	2,730,856

		3,809,857

Computers-Integrated Systems — 0.4%
Everi Payments, Inc. FRS BTL-B 5.51% (1 ML+3.00%) due 05/09/2024	1,137,675	1,097,856

Consulting Services — 0.5%
AlixPartners LLP FRS BTL 5.27% (1 ML+2.75%) due 04/04/2024	1,701,114	1,629,668

Containers-Metal/Glass — 1.0%
Anchor Glass Container Corp. FRS 1st Lien 5.22% (3 ML+2.75%) due 12/07/2023	364,308	304,804
Anchor Glass Container Corp. FRS 1st Lien 5.27% (1 ML+2.75%) due 12/07/2023	215,896	180,634
Anchor Glass Container Corp. FRS 2nd Lien 10.22% (3 ML+7.75%) due 12/07/2024	796,000	481,580
Berlin Packaging LLC FRS 1st Lein 5.35%-5.53% (1 ML+3.00%) due 11/07/2025	900,184	851,799
Berlin Packaging LLC FRS 1st Lein 5.81% (3 ML+3.00%) due 11/07/2025	99,791	94,427
BWAY Corp. FRS BTL 5.66% (3 ML+3.25%) due 04/03/2024	1,250,950	1,175,111

		3,088,355

Containers-Paper/Plastic — 1.1%
Kloeckner Pentaplast of America, Inc. FRS BTL 6.77% (1 ML+4.25%) due 06/30/2022	1,945,375	1,660,053
Reynolds Group Holdings, Inc. FRS BTL 5.27% (1 ML+2.75%) due 02/05/2023	1,103,663	1,050,135
Trident TPI Holdings, Inc. FRS BTL-B1 5.77% (1 ML+3.25%) due 10/17/2024	619,432	583,815

		3,294,003

Cosmetics & Toiletries — 0.7%
Parfums Holding Co., Inc. FRS 1st Lein 6.96% (3 ML+4.25%) due 06/30/2024	1,118,143	1,083,201
Revlon Consumer Products Corp. FRS BTL-B 6.21% (3 ML+3.50%) due 09/07/2023	1,292,034	909,269

		1,992,470

Data Processing/Management — 0.6%
First Data Corp. FRS BLT 4.50% (1 ML+2.00%) due 04/26/2024	2,037,298	1,942,223

Diagnostic Equipment — 0.0%
Immucor, Inc. FRS BTL-B3 7.80% (3 ML+5.00%) due 06/15/2021	108,350	106,183

Diagnostic Kits — 0.6%
Ortho-Clinical Diagnostics SA FRS BTL 5.76% (1 ML+3.25%) due 06/30/2025	1,994,903	1,848,776

Dialysis Centers — 0.4%
U.S. Renal Care, Inc. FRS 1st Lien 7.05% (3 ML+4.25%) due 12/30/2022	1,148,488	1,091,638

Direct Marketing — 0.5%
Red Ventures LLC FRS BTL-B1 5.52% (1 ML+3.00%) due 11/08/2024	1,642,396	1,560,276

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC FRS BTL 5.52% (1 ML+3.00%) due 05/15/2022	657,872	627,720

Distribution/Wholesale — 1.1%
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 4.52% (1 ML+2.00%) due 10/31/2023	1,115,216	1,058,659
Patriot Container Corp. FRS 1st Lein 6.01% (1 ML+3.50%) due 03/20/2025	382,113	372,560
Spin Holdco, Inc. FRS BTL-B1 5.69% (3 ML+3.25%) due 11/14/2022	1,259,925	1,195,039
Univar USA, Inc. FRS BTL-B3 4.77% (1 ML+2.25%) due 07/01/2024	784,671	748,184

		3,374,442

Diversified Minerals — 0.3%
Covia Holdings Corp. FRS BTL 6.55% (3 ML+3.75%) due 06/01/2025	1,134,300	802,517

E-Commerce/Products — 0.3%
Rodan & Fields LLC FRS BTL 6.46% (1 ML+4.00%) due 06/06/2025	1,144,250	1,041,267

E-Commerce/Services — 0.3%
Hoya Midco LLC FRS 1st Lein 6.02% (1 ML+3.50%) due 06/30/2024	999,725	949,739

Educational Software — 0.4%
Blackboard, Inc. FRS BTL-B4 7.44% (3 ML+5.00%) due 06/30/2021	1,189,357	1,097,925

Electric-Generation — 0.7%
APLP Holdings LP FRS BTL-B 5.27% (1 ML+2.75%) due 04/13/2023	912,857	898,708
TEX Operations Co. LLC FRS BTL 4.52% (1 ML+2.00%) due 08/04/2023	768,000	736,128
Vistra Operations Co. LLC FRS BTL 4.46%-4.52% (1 ML+2.00%) due 12/31/2025	577,100	553,150

		2,187,986

Electric-Integrated — 0.4%
Talen Energy Supply LLC FRS BTL-B1 6.52% (3 ML+4.00%) due 07/15/2023	608,607	598,717
Talen Energy Supply LLC FRS BTL 6.52% (1 ML+4.00%) due 04/15/2024	733,125	720,296

		1,319,013

Enterprise Software/Service — 1.8%
Applied Systems, Inc. FRS 1st Lein 5.52% (1 ML+3.00%) due 09/19/2024	297,447	284,062
Applied Systems, Inc. FRS 2nd Lien 9.52% (1 ML+7.00%) due 09/19/2025	205,000	201,797
Banff Merger Sub, Inc. FRS BTL 7.05% (3 ML+4.25%) due 10/02/2025	2,455,000	2,349,435
Kronos, Inc. FRS 1st Lien 5.54% (3 ML+3.00%) due 11/01/2023	2,189,219	2,082,494
Kronos, Inc. FRS 2nd Lien 10.79% (3 ML+8.25%) due 11/01/2024	440,000	432,850

		5,350,638

Finance-Auto Loans — 0.4%
Capital Automotive LP FRS 1st Lein 5.03% (1 ML+2.50%) due 03/24/2024	305,954	293,142

Capital Automotive LP FRS 2nd Lien 8.52% (1 ML+6.00%) due 03/24/2025	855,674	845,513

		1,138,655

Finance-Credit Card — 1.2%
Blackhawk Network Holdings LLC FRS 1st Lien 5.52% (1 ML+3.00%) due 06/15/2025	1,308,425	1,241,914
Pi US Mergerco, Inc. FRS BTL-B1 6.02% (1 ML+3.50%) due 12/20/2024	2,446,513	2,350,181

		3,592,095

Finance-Mortgage Loan/Banker — 0.6%
Walter Investment Management Corp. FRS BTL-B 8.52% (1 ML+6.00%) due 06/30/2022	2,121,593	1,792,746

Food-Baking — 0.3%
Hostess Brands LLC FRS BTL-B 4.77% (1 ML+2.25%) due 08/03/2022	422,615	400,295
Hostess Brands LLC FRS BTL-B 4.78% (3 ML+2.25%) due 08/03/2022	616,832	584,256

		984,551

Food-Dairy Products — 0.5%
Chobani LLC FRS 1st Lein 6.02% (1 ML+3.50%) due 10/10/2023	721,089	667,008
Milk Specialties Co. FRS BTL 6.52% (1 ML+4.00%) due 08/16/2023	984,299	944,927

		1,611,935

Food-Flour & Grain — 0.0%
C.H. Guenther & Son, Inc. FRS 1st Lein 5.27% (1 ML+2.75%) due 03/31/2025	119,400	114,027

Food-Meat Products — 0.4%
Informatica LLC FRS BTL 5.02% (1 ML+2.50%) due 10/30/2022	237,543	227,893
Informatica LLC FRS BTL 5.30% (3 ML+2.50%) due 10/30/2022	1,046,494	1,003,980

		1,231,873

Food-Misc./Diversified — 0.6%
Dole Food Co., Inc. FRS BTL-B 5.18%-5.27% (1 ML+2.75%) due 04/06/2024	648,948	622,449
Dole Food Co., Inc. FRS BTL-B 5.55% (3 ML+2.75%) due 04/06/2024	10,095	9,683
Dole Food Co., Inc. FRS BTL-B 7.25% (USFRBPLR+1.75%) due 04/06/2024	270	259
H-Food Holdings LLC FRS 1st Lien 6.21% (1 ML+3.69%) due 05/23/2025	975,100	930,001
Sigma Bidco BV FRS BTL-B2 5.40% (3 ML+3.00%) due 07/02/2025	383,075	361,527

		1,923,919

Food-Retail — 0.5%
Albertson’s LLC FRS BTL-B7 5.52% (1 ML+3.00%) due 11/17/2025	1,034,574	973,792
Albertson’s LLC FRS BTL-B5 5.82% (3 ML+3.00%) due 12/21/2022	458,509	439,186

		1,412,978

Gambling (Non-Hotel) — 0.3%
Scientific Games International, Inc. FRS BTL-B5 5.25% (2 ML+2.75%) due 08/14/2024	748,807	701,258
Scientific Games International, Inc. FRS BTL-B5 5.27% (1 ML+2.75%) due 08/14/2024	179,181	167,802

		869,060

Hazardous Waste Disposal — 0.4%
GFL Environmental, Inc. FRS BTL 5.52% (1 ML+3.00%) due 05/30/2025	1,137,143	1,060,386

Hotels/Motels — 0.6%
Playa Resorts Holding BV FRS BTL 5.27% (1 ML+2.75%) due 04/29/2024	1,888,061	1,764,157

Housewares — 0.5%
American Greetings Corp. FRS BTL 7.01% (1 ML+4.50%) due 04/06/2024	651,974	638,935
Libbey Glass, Inc. FRS BTL 5.39% (1 ML+3.00%) due 04/09/2021	864,219	824,249

		1,463,184

Human Resources — 0.3%
CHG Healthcare Services, Inc. FRS 1st Lien 5.52% (1 ML+3.00%) due 06/07/2023	319,965	307,166
CHG Healthcare Services, Inc. FRS 1st Lien 5.53% (3 ML+3.00%) due 06/07/2023	570,035	547,234

		854,400

Instruments-Controls — 0.3%
Deliver Buyer, Inc. FRS BTL 7.71% (3 ML+5.00%) due 05/01/2024	1,042,065	1,010,804

Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS BTL 6.96% (1 ML+4.50%) due 03/07/2023	153,838	151,915

Insurance-Property/Casualty — 0.1%
Sedgwick Claims Management Services, Inc. FRS BTL coupon TBD due 12/31/2025	175,000	166,979

Internet Gambling — 0.2%
GVC Holdings PLC FRS BTL-B2 5.02% (1 ML+2.50%) due 03/29/2024	749,338	725,452

Investment Companies — 0.8%
TKC Holdings, Inc. FRS 1st Lein 6.28% (1 ML+3.75%) due 02/01/2023	1,665,732	1,575,158
UFC Holdings LLC FRS 1st Lein 5.78% (1 ML+3.25%) due 08/18/2023	815,434	793,884

		2,369,042

Machinery-Construction & Mining — 0.2%
International Equipment Solutions LLC FRS BTL 8.31% (3 ML+5.50%) due 08/15/2022	579,582	573,786

Machinery-Electrical — 0.6%
Brookfield WEC Holdings, Inc. FRS 1st Lien 6.27% (1 ML+3.75%) due 08/01/2025	1,290,000	1,245,172
Brookfield WEC Holdings, Inc. FRS 2nd Lien 9.27% (1 ML+6.75%) due 08/03/2026	515,000	504,700

		1,749,872

Machinery-General Industrial — 0.6%
Gardner Denver, Inc. FRS BTL-B1 5.27% (1 ML+2.75%) due 07/30/2024	1,464,116	1,412,262
Zodiac Pool Solutions LLC FRS BTL 4.77% (1 ML+2.25%) due 07/02/2025	318,400	304,603

		1,716,865

Machinery-Pumps — 0.6%
NN, Inc. FRS BTL 5.77% (1 ML+3.25%) due 04/02/2021	525,450	508,373
NN, Inc. FRS BTL-B 6.27% (1 ML+3.75%) due 10/19/2022	709,090	686,044
Titan Acquisition, Ltd. FRS BTL 5.52% (1 ML+3.00%) due 03/28/2025	774,150	711,734

		1,906,151

Medical Information Systems — 0.4%
IQVIA, Inc. FRS BTL-B 4.27% (1 ML+1.75%) due 06/11/2025	1,293,500	1,247,419

Medical Labs & Testing Services — 1.3%
Enterprise Merger Sub, Inc. FRS 1st Lien 6.27% (1 ML+3.75%) due 10/10/2025	3,369,578	3,138,388
Explorer Holdings, Inc. FRS BTL 6.55% (3 ML+3.75%) due 05/02/2023	260,985	251,850
Jaguar Holding Co. II FRS BTL 5.02% (1 ML+2.50%) due 08/18/2022	524,853	497,007

		3,887,245

Medical Products — 0.1%
Greatbatch, Ltd. FRS BTL-B 5.39% (1 ML+3.00%) due 10/27/2022	435,506	422,223

Medical-Drugs — 0.6%
PharMerica Corp. FRS BTL 5.96% (1 ML+3.50%) due 12/06/2024	779,113	739,183
Valeant Pharmaceuticals International, Inc. FRS BTL 5.38% (1 ML+3.00%) due 06/02/2025	1,033,871	987,347

		1,726,530

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B 6.06% (1 ML+3.50%) due 05/04/2025	1,059,429	998,512

Medical-HMO — 0.3%
One Call Corp. FRS 1st Lein 7.71% (1 ML+5.25%) due 11/25/2022	870,430	766,413

Medical-Hospitals — 2.3%
Accelerated Health Systems LLC FRS BTL 5.85% (1 ML+3.50%) due 10/31/2025	885,000	871,725
AHP Health Partners, Inc. FRS BTL 7.02% (1 ML+4.50%) due 06/30/2025	999,975	977,476
CCS-CMGC Holdings, Inc. FRS 1st Lien 8.02% (1 ML+5.50%) due 10/01/2025	810,000	781,650
CHS/Community Health Systems, Inc. FRS BTL-H 5.96% (3 ML+3.25%) due 01/27/2021	956,422	913,861
Prospect Medical Holdings, Inc. FRS BTL-B1 7.94% (1 ML+5.50%) due 02/22/2024	491,288	485,146
Quorum Health Corp. FRS BTL 9.27% (1 ML+6.75%) due 04/29/2022	324,034	320,187
RegionalCare Hospital Partners Holding, Inc. FRS BTL-B 7.13% (3 ML+4.50%) due 11/16/2025	1,130,000	1,066,909
Select Medical Corp. FRS BTL-B 4.96% (1 ML+2.50%) due 03/06/2025	942,470	897,702
Select Medical Corp. FRS BTL-B 7.00% (USFRBPLR+1.50%) due 03/06/2025	730	696
Surgery Center Holdings, Inc. FRS BTL 5.78% (1 ML+3.25%) due 09/02/2024	725,813	689,068

		7,004,420

Medical-Outpatient/Home Medical — 0.1%
21st Century Oncology, Inc. FRS BTL-B 8.57% (3 ML+6.13%) due 01/16/2023	359,408	327,780

Motion Pictures & Services — 0.3%
Delta 2 Lux SARL FRS BTL-B3 5.02% (1 ML+2.50%) due 02/01/2024	1,114,690	1,047,809

Non-Hazardous Waste Disposal — 0.2%
Tunnel Hill Partners LP FRS BTL-B coupon TBD due 10/01/2025	760,000	746,700

Oil & Gas Drilling — 0.5%
Paragon Offshore Finance Co. Escrow Loans†(3)(5)	1,745	0
Seadrill Operating LP FRS BTL 8.82% (3 ML+6.00%) due 02/21/2021	1,984,037	1,532,668

		1,532,668

Oil Companies-Exploration & Production — 0.7%
California Resources Corp. FRS BTL 7.26% (1 ML+4.75%) due 12/31/2022	650,000	604,500
Fieldwood Energy LLC FRS 1st Lien 7.77% (1 ML+5.25%) due 04/11/2022	480,382	446,755
Fieldwood Energy LLC FRS 2nd Lien 9.77% (1 ML+7.25%) due 04/11/2023	128,766	111,383
Gavilan Resources LLC FRS 2nd Lien 8.50% (1 ML+6.00%) due 03/01/2024	470,000	356,025
Ultra Resources, Inc. FRS BTL 6.47% (3 ML+4.00%) due 04/12/2024	705,000	633,913

		2,152,576

Oil-Field Services — 0.9%
McDermott Technology Americas, Inc. FRS BTL 7.52% (1 ML+5.00%) due 05/12/2025	1,176,113	1,092,608
MRC Global US, Inc. FRS BTL 5.52% (1 ML+3.00%) due 09/20/2024	999,900	962,404
Weatherford International, Ltd. FRS BTL 3.96% (1 ML+1.43%) due 07/13/2020	600,000	580,500

		2,635,512

Pharmacy Services — 0.5%
Change Healthcare Holdings LLC FRS BTL 5.27% (1 ML+2.75%) due 03/01/2024	1,571,142	1,489,312

Pipelines — 0.8%
Medallion Midland Acquisition LLC FRS BTL 5.77% (1 ML+3.25%) due 10/30/2024	1,106,636	1,029,172
Moda Ingleside Energy Center LLC FRS BTL 5.77% (1 ML+3.25%) due 09/29/2025	175,000	172,375

Traverse Midstream Partners LLC FRS BTL 6.60% (6 ML+4.00%) due 09/27/2024	1,221,938	1,170,005

		2,371,552

Pollution Control — 0.1%
Filtration Group Corp. FRS BTL 5.52% (1 ML+3.00%) due 03/29/2025	406,925	391,157

Printing-Commercial — 0.4%
Fort Dearborn Co. FRS 1st Lien 6.35% (1 ML+4.00%) due 10/19/2023	534	497
Fort Dearborn Co. FRS 1st Lien 6.41% (3 ML+4.00%) due 10/19/2023	1,129,055	1,050,021

		1,050,518

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 6.52% (1 ML+4.00%) due 05/04/2022	857,930	774,640

Publishing-Periodicals — 0.2%
Meredith Corp. FRS BTL-B1 5.27% (1 ML+2.75%) due 01/31/2025	645,847	625,180

Real Estate Investment Trusts — 0.7%
iStar, Inc. FRS BTL 5.13%-5.22% (1 ML+2.75%) due 06/28/2023	1,437,775	1,376,670
Uniti Group, Inc. FRS BTL 5.52% (1 ML+3.00%) due 10/24/2022	759,500	680,385

		2,057,055

Recycling — 0.1%
Gopher Resource LLC FRS BTL 5.77% (1 ML+3.25%) due 03/06/2025	259,466	249,736

Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 5.27% (1 ML+2.75%) due 09/27/2024	227,125	204,696

Retail-Bedding — 0.3%
Serta Simmons Bedding LLC FRS 1st Lien 5.88%-5.93% (1 ML+3.50%) due 11/08/2023	960,400	792,330

Retail-Building Products — 0.3%
SiteOne Landscape Supply Holding LLC FRS BTL-E 5.21% (1 ML+2.75%) due 10/29/2024	894,006	858,246

Retail-Major Department Stores — 0.4%
Neiman Marcus Group, Ltd. LLC FRS BTL 5.63% (1 ML+3.25%) due 10/25/2020	1,500,265	1,269,599

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B2 5.38% (1 ML+3.00%) due 03/11/2022	568,385	447,319

Retail-Sporting Goods — 0.5%
Bass Pro Group LLC FRS BTL 7.52% (1 ML+5.00%) due 09/25/2024	1,508,032	1,440,171

Retail-Vitamins & Nutrition Supplements — 0.3%
Isagenix International LLC FRS BTL 8.55% (3 ML+5.75%) due 06/14/2025	931,125	884,569

Rubber/Plastic Products — 0.7%
Gates Global LLC FRS BTL-B2 5.27% (1 ML+2.75%) due 04/01/2024	1,212,680	1,149,772
U.S. Farathane LLC FRS BLT-B4 6.30% (3 ML+3.50%) due 12/23/2021	1,002,211	957,111

		2,106,883

Schools — 0.5%
Laureate Education, Inc. FRS BTL 6.03% (3 ML+3.50%) due 04/26/2024	1,424,416	1,394,859

Security Services — 0.5%
Prime Security Services Borrower LLC FRS BTL-B1 5.27% (1 ML+2.75%) due 05/02/2022	1,475,868	1,411,299

Soap & Cleaning Preparation — 0.8%
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024	1,093,950	1,006,434
KIK Custom Products, Inc. FRS BTL 6.52% (1 ML+4.00%) due 05/15/2023	809,167	764,663
Zep, Inc. FRS 1st Lein 6.52% (3 ML+4.00%) due 08/12/2024	755,438	664,785

		2,435,882

Telecom Services — 1.3%
Securus Technologies Holdings, Inc. FRS 1st Lien 7.02% (1 ML+4.50%) due 11/01/2024	1,035,935	997,088
Securus Technologies Holdings, Inc. FRS 1st Lien coupon TBD due 11/01/2024	132,000	127,050
Securus Technologies Holdings, Inc. FRS 2nd Lien 10.77% (1 ML+8.25%) due 11/01/2025	505,000	484,800

Telenet Financing USD LLC FRS BTL-AN 4.71% (1 ML+2.25%) due 08/15/2026	1,740,000	1,651,260
West Corp. FRS BTL-B 6.53% (3 ML+4.00%) due 10/10/2024	684,072	624,643

		3,884,841

Telephone-Integrated — 0.7%
CenturyLink, Inc. FRS BTL-B 5.27% (1 ML+2.75%) due 01/31/2025	1,693,520	1,578,149
Frontier Communications Corp. FRS BTL-B1 6.28% (1 ML+3.75%) due 06/15/2024	611,894	565,237

		2,143,386

Television — 0.2%
Tribune Media Co. FRS BTL-B 5.52% (1 ML+3.00%) due 12/27/2020	53,618	53,015
Tribune Media Co. FRS BTL-C 5.52% (1 ML+3.00%) due 01/27/2024	668,275	653,656

		706,671

Theaters — 0.7%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 6.27% (1 ML+3.75%) due 07/08/2022	662,047	595,842
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 6.55% (3 ML+3.75%) due 07/08/2022	562,069	505,862
Cineworld, Ltd. FRS BTL 5.02% (1 ML+2.50%) due 02/28/2025	1,007,388	952,989

		2,054,693

Transport-Services — 0.3%
CEVA Logistics Finance BV FRS BTL-B 6.55% (3 ML+3.75%) due 08/04/2025	788,025	756,504

Veterinary Diagnostics — 0.3%
NVA Holdings, Inc. FRS BTL-B3 5.27% (1 ML+2.75%) due 02/02/2025	1,032,213	970,280

Vitamins & Nutrition Products — 0.1%
HLF Financing SARL LLC FRS BTL-B 5.77% (1 ML+3.25%) due 08/18/2025	299,250	290,272

Total Loans (cost $185,404,994)		173,836,922

COMMON STOCKS — 0.2%
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†(3)(11)	27,942	19,839

Multimedia — 0.0%
Haights Cross Communication, Inc.†(3)(5)(11)	19,388	0

Television — 0.2%
ION Media Networks, Inc.†(3)(5)(11)	660	532,534

Total Common Stocks (cost $167,312)		552,373

PREFERRED SECURITIES — 0.2%
Diversified Banking Institutions — 0.2%
GMAC Capital Trust I FRS Series 2 8.40% (3 ML+5.79%) (cost $770,413)	30,000	760,500

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Super Regional — 0.5%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(12)	860,000	763,250
KeyCorp. 5.00% due 09/15/2026(12)	880,000	804,100

		1,567,350

Insurance-Multi-line — 0.2%
Voya Financial, Inc. 5.65% due 05/15/2053	460,000	432,308

Total Preferred Securities/Capital Securities (cost $2,220,208)		1,999,658

Total Long-Term Investment Securities (cost $319,028,337)		295,311,387

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(13) (cost $5,547)	5,547	5,547

TOTAL INVESTMENTS (cost $319,033,884)	98.2%	295,316,934
Other assets less liabilities	1.8	5,491,747

NET ASSETS	100.0%	$300,808,681

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $69,201,478 representing 23.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Security in default of interest.

(2)	Company has filed for bankruptcy protection.

(3)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $1,421,596 representing 0.5% of net assets.

(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(5)	Securities classified as Level 3 (see Note 1).

(6)	Security in default of interest and principal at maturity.

(7)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(8)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Haights Cross Communications, Inc.	01/27/2004	1,491	13,216
	06/06/2005	17,897	154,089

		19,388	$167,305	$0	$0.00	0.00%
ION Media Networks, Inc.	12/21/2016	660	7	532,534	806.87	0.18
Vistra Energy Corp. CVR	10/06/2016	27,942	0	19,839	0.71	0.00

				$552,373		0.18%

(12)	Perpetual maturity - maturity date reflects the next call date.

(13)	The rate shown is the 7-day yield as of December 31, 2018.

BTL — Bank Term Loan

CVR — Contingent Value Rights

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD Libor

2 ML — 2 Month USD Libor

3 ML — 3 Month USD Libor

6 ML — 6 Month USD Libor

12 ML — 12 Month USD Libor

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	$—	$—	$0	$0
Other Industries	—	98,963,035	—	98,963,035
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	19,198,899	—	19,198,899
Loans:
Building-Residential/Commercial	—	—	0	0
Oil & Gas Drilling	—	1,532,668	0	1,532,668
Other Industries	—	172,304,254	—	172,304,254
Common Stocks:
Electric-Generation	—	19,839	—	19,839
Other Industries	—	—	532,534	532,534
Preferred Securities	760,500	—	—	760,500
Preferred Securities/Capital Securities	—	1,999,658	—	1,999,658
Short-Term Investment Securities	5,547	—	—	5,547

Total Investments at Value	$766,047	$294,018,353	$532,534	$295,316,934

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Notes to Financial Statements

Note 1. Significant Accounting Policies

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2018 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2018, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(2)
AIG Strategic Bond	$93,450	$82,905

(1)	Unrealized appreciation on forward foreign currency contracts.
(2)	Unrealized depreciation on forward foreign currency contracts.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2019